Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 10,430	$ 21,254	$ 11,626
Other comprehensive (loss) income Foreign currency translation adjustment	13,733	(8,854)	(8,118)
Total comprehensive income	21,955	15,910	7,980
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	10,430	21,254	11,626
Other comprehensive (loss) income Foreign currency translation adjustment	11,207	(6,719)	(6,245)
Total comprehensive income	$ 21,637	$ 14,535	$ 5,381